Related-Party Transactions (Schedule Of Accounts Receivable From Related Party) (Details) - EFH Corp [Member] - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Trade accounts and other receivables from affiliates	$ 149	$ 120	$ 123
Trade accounts and other payables to affiliates	(3)	(2)	(5)
Trade accounts and other receivables from affiliates - net	$ 146	$ 118	$ 118